Shareholders Equity (Annual Report [Member], USD $)	Common Stock USD ($)	Preferred Stock USD ($)	Additional Paid-In Capital USD ($)	Retained Earnings (Deficit) USD ($)
Total stockholders' equity, beginning at Dec. 31, 2011	$ 26,500		$ 549,000	$ (303,712)
Beginning Balance, Shares at Dec. 31, 2011	21,025,000	7,000,000
Net loss				(20,100)
Stock issued for services, Shares	1,400,000
Stock issued for services, Value
Ending balance, Value at Dec. 31, 2012	265,000		549,000	(323,812)
Ending Balance, Shares at Dec. 31, 2012	22,425,000	7,000,000
Common stock issued for cash, Shares	575,500
Common stock issued for cash, Value	57,550
Net loss				(101,610)
Stock issued for services, Shares	21,885,000
Stock issued for services, Value
Ending balance, Value at Dec. 31, 2013	$ 84,050		$ 549,000	$ (425,422)
Ending Balance, Shares at Dec. 31, 2013	44,886,000	7,000,000